CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 24,184	$ 1,114
Accounts receivable - trade, net	290,528	284,565
Derivative instruments	343,764	255,063
Other current assets	83,799	80,734
Total current assets	742,275	621,476
Noncurrent assets
Oil and natural gas properties (successful efforts method)	9,128,856	7,835,650
Less accumulated depletion and amortization	(1,145,113)	(1,033,617)
Oil and natural gas properties, successful efforts method, net	7,983,743	6,802,033
Other property and equipment	413,308	197,235
Less accumulated depreciation	(52,228)	(48,024)
Other property and equipment, net	361,080	149,211
Derivative instruments	357,836	321,840
Other noncurrent assets	132,158	105,577
Noncurrent assets, excluding property, total	489,994	427,417
Total noncurrent assets	8,834,817	7,378,661
Total assets	9,577,092	8,000,137
Current liabilities
Accounts payable and accrued expenses	403,756	403,450
Derivative instruments	16,991	14,060
Other accrued liabilities	95,704	75,898
Total current liabilities	516,451	493,408
Noncurrent liabilities
Credit facility	75,000	940,000
Senior notes, net	4,854,542	3,053,657
Derivative instruments	4,214	3,503
Other noncurrent liabilities	99,467	80,659
Total noncurrent liabilities	5,033,223	4,077,819
Commitments and contingencies (Note 10)
Unitholders' capital
199,330,596 units and 177,364,558 units issued and outstanding at March 31, 2012, and December 31, 2011, respectively	3,356,064	2,751,354
Accumulated income	671,354	677,556
Total unitholders' capital	4,027,418	3,428,910
Total liabilities and unitholders' capital	$ 9,577,092	$ 8,000,137